Expense Example - Institutional Realty Shares - X	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 7,659
Expense Example, with Redemption, 3 Years	23,969
Expense Example, with Redemption, 5 Years	41,693
Expense Example, with Redemption, 10 Years	$ 93,032